UNAUDITED PRO FORMA CONDENSED CONSOLIDATED FINANCIAL STATEMENT	12 Months Ended
Dec. 31, 2011
UNAUDITED PRO FORMA CONDENSED CONSOLIDATED FINANCIAL STATEMENT

UNAUDITED PRO FORMA CONDENSED CONSOLIDATED FINANCIAL STATEMENT

Unaudited Pro Forma Condensed Consolidated Financial Statement

The unaudited pro forma condensed consolidated statement of operations for the year ended December 31, 2011 have been derived from the audited historical consolidated financial statements of Pacific Drilling S.A. (“Pacific Drilling,” “the Company,” “we,” “us,” or “our”) included elsewhere in this annual report, as if the Company’s equity interest in Transocean Pacific Drilling Inc. (“TPDI”) was assigned to a subsidiary of the Quantum Pacific Group as of January 1, 2011.

The pro forma adjustments are based on available information and include assumptions that we believe are reasonable, which are described in the accompanying notes.

These unaudited pro forma condensed consolidated financial statement is not necessarily indicative of the operating results that would have been achieved had the assignment of TPDI been completed as of the date indicated or of the operating results that may be obtained in the future. This unaudited pro forma condensed consolidated financial statement and the accompanying notes should be read together with our audited consolidated financial statements as of and for the year ended December 31, 2011.

PACIFIC DRILLING S.A. AND SUBSIDIARIES

Unaudited Pro Forma Condensed Consolidated Statement of Operations

(in thousands, except share and per share amounts)

Year Ended December 31, 2011

	As Reported	Pro Forma Adjustments		Pro Forma
Revenues
Contract drilling	$65,431	$—		$65,431
Costs and expenses
Contract drilling	(32,142)	—		(32,142)
General and administrative expenses	(52,614)	—		(52,614)
Depreciation expense	(11,619)	—		(11,619)

	(96,375)	—		(96,375)

Loss of hire insurance recovery	18,500	—		18,500

Operating loss	(12,444)	—		(12,444)
Other income (expense)
Equity in earnings of Joint Venture	18,955	(18,955	)(a)	—
Interest income from Joint Venture	495	(495	)(b)	—
Interest expense	(10,384)	305	(c)	(10,079)
Other income	3,675	—		3,675

Income (loss) before income taxes	297	(19,145)		(18,848)
Income tax expense	(3,200)	—		(3,200)

Net loss	$(2,903)	$(19,145)		$(22,048)

Loss per common share, basic and diluted	$(0.01)	$(0.10)		$(0.11)

Weighted average number of common shares, basic and diluted	195,447,944	195,447,944		195,447,944

See accompanying notes to the unaudited pro forma condensed consolidated financial statement.

Notes to Unaudited Pro Forma Condensed Consolidated Financial Statement

(a)	Reflects the pro forma elimination of our equity method share of earnings from Joint Venture.

(b)	Reflects the pro forma elimination of interest income on notes receivable from Joint Venture.

(c)	Reflects the pro forma elimination of interest expense incurred on a letter of credit agreement with Transocean directly related to the Joint Venture.